Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes [Line Items]
Fair value at beginning
Proceeds received through Convertible Promissory Note	900,000
Change in fair value	(811,150)
Fair value at ending	$ 88,850